Related Party Transactions and Balances - Summary of Key Management Personnel (Parenthetical) (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Stock-based compensation, shares issued in lieu of compensation	$ 0	$ 129
Stock-based compensation, issued to key management	$ 899	$ 79